Debt (Schedule of Net Deferred Financing Costs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Noncurrent Other assets	$ 30	$ 28